Average Annual Total Returns - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2023
Fidelity Advisor Japan Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(26.94%)
Past 5 years	(0.02%)
Past 10 years	4.93%
Fidelity Advisor Japan Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.94%)
Past 5 years	(0.65%)
Past 10 years	4.59%
Fidelity Advisor Japan Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.95%)
Past 5 years	0.08%
Past 10 years	4.05%
Fidelity Advisor Japan Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(23.79%)
Past 5 years	0.48%
Past 10 years	4.95%
Fidelity Advisor Japan Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(25.38%)
Past 5 years	0.14%
Past 10 years	4.83%
Fidelity Advisor Japan Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(22.22%)
Past 5 years	1.53%
Past 10 years	5.91%
Fidelity Advisor Japan Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(22.16%)
Since Inception	1.35%	[1]
TK001
Average Annual Return:
Past 1 year	(14.87%)
Past 5 years	0.01%
Past 10 years	6.04%

[1]	AFrom October 2, 2018.